Borrowings (Details 1) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Principal	$ 138,114	$ 190,690
Do not accrue interest	3,317	3,904
Total Borrowings	141,431	194,594
Less than 1 year [Member]
Statement [Line Items]
Do not accrue interest	3,181	3,542
Principal	92,086	70,963
Between 1 and 2 years [Member]
Statement [Line Items]
Do not accrue interest	0	198
Principal	24,817	92,290
Between 2 and 3 years [Member]
Statement [Line Items]
Do not accrue interest	63	21
Principal	16,532	21,529
Between 3 And 4 Years [Member]
Statement [Line Items]
Do not accrue interest	9	74
Principal	1,625	2,971
Between 4 And 5 Years [Member]
Statement [Line Items]
Do not accrue interest	64	10
Principal	1,675	2,796
More Than Five 5 [Member]
Statement [Line Items]
Do not accrue interest	0	59
Principal	$ 1,379	$ 141